General and Administrative Expenses (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 18, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2017
General and Administrative Expenses [Abstract]
Audit fees			$ 225,000	$ 50,000
Registration and listing fees			88,364	10,000
Legal fees			0	383,574
Other fees			7,937	34,153
Other expenses			76,066	846,361
Total general and administrative expenses			397,367	1,324,088
Other Expenses [Abstract]
Prepaid expenses		$ 0	0	180,582
Compagnie Maritime Belge [Member]
Other Expenses [Abstract]
Other expenses charged	$ 10,000	15,000	15,000	119,516
Directors and Officers Liability Insurance and Securities Offering Liability Insurance [Member]
Other Expenses [Abstract]
Other expenses charged			49,694	393,537
Prepaid expenses		$ 0	$ 0	$ 180,582